Decommissioning and Other Provisions	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning and Other Provisions
18 - DECOMMISSIONING AND OTHER PROVISIONS

	$ million
	Decommissioning and restoration		Legal	Environmental	Redundancy	Other		Total
At January 1, 2019
Current (as previously published)	876		213	264	491	1,815		3,659
Impact of IFRS 16 [A]	—		—	—	(50)	(268)		(318)
Current (as revised)	876		213	264	441	1,547		3,341

Non-current (as previously published)	17,057		1,247	1,074	468	1,687		21,533
Impact of IFRS 16 [A]	—		—	—	(188)	(159)		(347)
Non-current (as revised)	17,057		1,247	1,074	280	1,528		21,186
	17,933		1,460	1,338	721	3,075		24,527
Additions	625		585	229	290	535		2,264
Amounts charged against provisions	(797)		(216)	(223)	(304)	(562)		(2,102)
Accretion expense	644		28	16	3	25		716
Disposals	(1,238)	[B]	—	(8)	—	(14)		(1,260)
Remeasurements and other movements	1,696		(45)	(155)	(192)	(988)	[C]	316
Currency translation differences	156		(1)	—	(3)	(3)		149
	1,086		351	(141)	(206)	(1,007)		83
At December 31, 2019
Current	755		626	263	295	872		2,811
Non-current	18,264		1,185	934	220	1,196		21,799
	19,019		1,811	1,197	515	2,068		24,610

At January 1, 2018
Current	817		423	287	758	1,180		3,465
Non-current	19,767		1,095	1,218	560	2,326		24,966
	20,584		1,518	1,505	1,318	3,506		28,431
Additions	418		196	191	535	1,070		2,410
Amounts charged against provisions	(497)		(200)	(212)	(504)	(887)		(2,300)
Accretion expense	755		17	17	15	48		852
Disposals	(1,781)		(14)	(11)	(3)	(49)		(1,858)
Remeasurements and other movements	(1,065)		(47)	(130)	(367)	(122)		(1,731)
Currency translation differences	(481)		(10)	(22)	(35)	(64)		(612)
	(2,651)		(58)	(167)	(359)	(4)		(3,239)
At December 31, 2018
Current	876		213	264	491	1,815		3,659
Non-current	17,057		1,247	1,074	468	1,687		21,533
	17,933		1,460	1,338	959	3,502		25,192
[A] Following the implementation of IFRS 16 Leases (see Note 3) provisions related to onerous operating lease contracts at December 31, 2018 were derecognised and related right-of-use assets were adjusted accordingly. Certain operating lease contracts, mainly related to office buildings became onerous following restructuring and these onerous operating lease contracts were included in the provision for redundancy.
[B] Mainly related to the disposal of interests in Denmark and Canada.
[C] Mainly related to reclassifications to Trade and other payables.

The amount and timing of settlement in respect of these provisions are uncertain and dependent on various factors that are not always within management’s control. Reviews of estimated future decommissioning and restoration costs and the discount rate applied are carried out annually. The discount rate applied at December 31, 2019 was 3% (December 31, 2018: 4%). This decrease resulted from the decrease in capital markets rates in 2019.

In 2019, there was an increase of $2,241 million (2018:$nil) in the decommissioning and restoration provision as a result of the change in the discount rate, partly offset by a decrease in the provision resulting from changes in cost estimates of $545 million (2018: $982 million), reported within re-measurements and other movements.

Of the decommissioning and restoration provision at December 31, 2019, an estimated $2,869 million is expected to be utilised within one to five years, $2,432 million within six to 10 years, and the remainder in later periods.

Other provisions include amounts recognised in respect of employee benefits.